SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 28, 2012 ₪ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 ₪ / shares	Sep. 26, 2019 $ / shares shares	Sep. 22, 2019 $ / shares shares	Aug. 29, 2019 $ / shares shares	Dec. 31, 2018 ₪ / shares	Nov. 22, 2018 $ / shares shares	May 13, 2018 $ / shares shares	Feb. 28, 2018 $ / shares shares	Feb. 06, 2018 $ / shares shares	Oct. 30, 2017 $ / shares shares	Aug. 10, 2017 $ / shares shares	Mar. 06, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares						₪ 0.9				₪ 0.9
Number of options
Options, beginning			548,267	365,000	330,000
Options, Granted			170,000	273,893	75,000
Options, Forfeited			(126,808)	(63,958)	(20,417)
Options, Exercised				(26,668)	(19,583)
Options, ending			591,459	548,267	365,000
Exercisable at end of year			264,389	163,438	120,417
Weighted average exercise price
Options, beginning | $ / shares			$ 9.03	$ 8.53	$ 7.97
Options, Granted | $ / shares			5.44	9.70	10.39
Options, Forfeited | $ / shares			11.19	9.85	7.47
Options, Exercised | $ / shares				7.15	7.3
Options, ending | $ / shares			7.53	9.03	8.53
Exercisable at end of year | $ / shares			7.74	8.34	7.95
Weighted-average grant-date fair value of options granted | $ / shares			$ 1.35	$ 1.83	$ 1.74
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		380,000					50,000	50,000	70,000		70,000	70,000	50,000	3,893	80,000	45,000	30,000
Vesting period for plan	3 years	4 years
Ordinary shares, par value per share | ₪ / shares		₪ 0.9
Exercise price | $ / shares							$ 5.26	$ 5.32	$ 5.65		$ 7.35	$ 9.12	$ 10.74	$ 11.11	$ 11.54	$ 11.39	$ 8.9
Dividend yield			0.00%		5.00%
Weighted average exercise price
Aggregate intrinsic value | $			$ 0	$ 737	$ 332
Unrecognized compensation cost related to non-vested stock options | $			$ 230
Unrecognized compensation weighted average period of recognition, years			1 year 29 days
Period in which equity exceeds threshold	4 years
2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		300,000		300,000
Expected stock price volatility			34.20%	32.60%	33.30%
Expected option life (in years)			3 years 6 months	3 years 6 months	4 years
Risk free interest rate			1.44%	1.71%	1.49%
Dividend yield				0.00%
2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		680,000		980,000
Expected stock price volatility			36.80%	40.80%	40.50%
Expected option life (in years)			5 years	5 years 6 months	5 years 6 months
Risk free interest rate			1.63%	2.87%	1.81%
Dividend yield				5.00%
2012 Plan [Member] | Vest upon the lapse of 12 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
2012 Plan [Member] | Vest on a quarterly basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		3 years
Vesting percentage		75.00%